Convertible Notes	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Convertible Notes
Note 12 - Convertible Notes

A.          November 2026 Convertible Notes

On November 17, 2021, the Company sold $200,000 aggregate principal amount of its 0.00% convertible senior notes due 2026 (the “2026 Notes”). The 2026 Notes will not bear regular interest, and the principal amount of the 2026 Notes will not accrete. The 2026 Notes will mature on December 1, 2026, (“the Maturity Date”) unless earlier repurchased, redeemed or converted in accordance with their terms prior to such date.

The 2026 Notes will be convertible based on an initial conversion rate of 17.1092 ordinary shares per $1,000 principal amount of notes, equivalent to an initial conversion price of approximately $58.45 per ordinary share, which represents a conversion premium of approximately 30% to the last reported sale price of the Company’s ordinary shares on The Nasdaq Global Market on November 18, 2021. The closing price of the Company’s shares on December 31, 2025 was $106.35. The conversion rate is subject to adjustment if certain events occur. Prior to the close of business on the business day immediately preceding August 1, 2026, the 2026 Notes will be convertible at the option of the holders of 2026 Notes only upon the occurrence of certain events, the satisfaction of certain conditions and during certain periods. On or after August 1, 2026 and until the close of business on the second scheduled trading day immediately preceding the Maturity Date, holders may convert all or any portion of their notes at any time irrespective of the foregoing conditions. The 2026 Notes will be convertible into cash, ordinary shares of the Company or a combination thereof, with the form of consideration determined at the Company’s election.

The Company may not redeem the 2026 Notes prior to December 6, 2024, except in the event of certain tax law changes. On or after December 6, 2024, the Company may at any time and from time to time redeem for cash all or part of the 2026 Notes (subject to a certain partial redemption limitation), at the Company’s option, if the last reported sale price of the Company’s ordinary shares has been at least 130% of the conversion price then in effect for at least 20 trading days (whether or not consecutive) during any 30 consecutive trading day period (including the last trading day of such period) ending on, and including, the trading day immediately preceding the date on which the Company provides notice of redemption, at a redemption price equal to 100% of the principal amount of the 2026 Notes to be redeemed, plus accrued and unpaid special interest (if any) to, but excluding, the redemption date. Holders of the 2026 Notes will have the right to require the Company to repurchase all or a portion of their 2026 Notes upon the occurrence of a fundamental change (as defined in the indenture governing the 2026 Notes) at a cash repurchase price equal to 100% of the principal amount of the 2026 Notes to be repurchased, plus any accrued and unpaid special interest (if any) to, but excluding the fundamental change repurchase date.

The 2026 Notes are the Company’s general unsecured obligations that rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated in right of payment to the 2026 Notes; will rank equal in right of payment with all of the Company’s unsecured indebtedness that is not so subordinated; will effectively rank junior in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness, and to the Company’s liabilities in priority under the applicable bankruptcy laws of Israel; and structurally junior to all indebtedness and other liabilities (including trade payables) of the Company’s subsidiaries.

In September 2025, the Company repurchased $167,067 of the $200,000 aggregate principal amount of the 2026 Notes (83.53%) for an amount of $266,951. For accounting purposes this was considered an extinguishment of the debt and the net loss, including related expenses, was recorded as Other Expenses after Operating Profit in the Consolidated Statements of Income.

The Convertible Senior 2026 Notes consisted of the following:

	December 31,
	2025	2024
	U.S. Dollars (in thousands)
Liability:
Principle:	32,933	200,000
Unamortized issuance costs	(162)	(2,075)
Net carrying amount	32,771	197,925

As of December 31, 2025, the debt issuance costs of the 2026 Notes will be amortized over the remaining term of approximately 1 year.

The annual effective interest rate of the 2026 Notes is 0.56%. In the year ended December 31, 2025, $865 (2024 -$1,094) was recorded as amortization of debt issuance costs.

As of December 31, 2025, the estimated fair value of the 2026 Notes, which the Company has classified as Level 2 financial instruments, is $62,853 (2024 - $301,157). The estimated fair value was determined based on the quoted bid price of the 2026 Notes in an over-the-counter market on the last trading day of the reporting period.

As of December 31, 2025, the if-converted value exceeded the principal amount of the 2026 Notes by $29,920 (2024 – the principle amount exceeded the if-converted value by $101,157).

B.           September 2030 Convertible Notes

In September 2025 the Company issued $500 million 0% Convertible Senior Notes. The Securities will be convertible into cash, ordinary shares (the “Underlying Securities”, or “2030 Notes”) of the Company, nominal (par) value NIS 0.01 per share (the “Ordinary Shares”), or a combination of cash and Underlying Securities, at the Company’s election. The Securities are due September 2030.

The 2030 Notes will be convertible based on an initial conversion rate of 9.1455 ordinary shares per $1,000 principal amount of the 2030 Notes (equivalent to an initial conversion price of approximately $109.34 per share, which represents a conversion premium of approximately 30.0% to the last reported sale price of the Company’s ordinary shares on The Nasdaq Global Market on September 11, 2025). Prior to the close of business on the business day immediately preceding June 15, 2030, the 2030 Notes will be convertible at the option of holders of the 2030 Notes only upon the satisfaction of specified conditions and during certain periods. On or after June 15, 2030, until the close of business on the second scheduled trading day preceding the maturity date, the 2030 Notes will be convertible at the option of holders of 2030 Notes at any time regardless of these conditions. Conversions of the 2030 Notes will be settled in cash, ordinary shares of the Company or a combination thereof, at the Company’s election (together with cash in lieu of any fractional ordinary share, if applicable).

The Company may redeem for cash (1) all of the 2030 Notes at any time on or prior to the 40th scheduled trading day immediately preceding the maturity date if certain tax-related events occur and (2) all or any portion (subject to certain limitations) of the 2030 Notes, at any time, and from time to time, on or after September 20, 2028, and on or before the 40th scheduled trading day immediately before the maturity date, at its option at any time and from time to time, if the last reported sale price per share of the Company’s ordinary shares has been at least 130% of the conversion price for a specified period of time and certain other conditions are satisfied. For any 2030 Notes the Company redeems, a redemption price will be paid equal to the principal amount of the 2030 Notes redeemed (plus accrued and unpaid special interest, if any is payable at the time).

If certain corporate events that constitute a “fundamental change” occur, then, subject to a limited exception, holders of the 2030 Notes may require the Company to repurchase all or a portion of their 2030 Notes for cash. The repurchase price will be equal to 100% of the principal amount of the 2030 Notes to be repurchased, plus accrued and unpaid special interest, if any, to, but excluding, the applicable repurchase date. In connection with certain corporate events that occur prior to the maturity date of the 2030 Notes or following the Company’s delivery of a notice of redemption, the Company will, under certain circumstances, temporarily increase the conversion rate for holders who elect to convert their 2030 Notes in connection with such corporate event or notice of redemption, as the case may be.

When issued, the 2030 Notes will be the Company’s senior unsecured obligations and will rank senior in right of payment to any of the Company’s unsecured indebtedness that is expressly subordinated in right of payment to the 2030 Notes; equal in right of payment to any of the Company’s unsecured indebtedness that is not so subordinated; effectively junior in right of payment to any of the Company’s secured indebtedness to the extent of the value of the assets securing such indebtedness; and structurally junior to all indebtedness and other liabilities (including trade payables) of the Company’s subsidiaries.

The Convertible Senior 2030 Notes consisted of the following:

	December 31,
	2025	2024
	U.S. Dollars (in thousands)
Liability:
Principle:	500,000	-
Unamortized issuance costs	(12,938)	-
Net carrying amount	487,062	-

As of December 31, 2025, the debt issuance costs of the 2030 Notes will be amortized over the remaining term of approximately 4.75 years.

The annual effective interest rate of the 2030 Notes is 0.56%. In the year ended December 31, 2025, $791 was recorded as amortization of debt issuance costs.

As of December 31, 2025, the estimated fair value of the Notes, which the Company has classified as Level 2 financial instruments, is $579,848. The estimated fair value was determined based on the quoted bid price of the Notes in an over-the-counter market on the last trading day of the reporting period.

As of December 31, 2025, the if-converted value exceeded the principal amount of the Notes by $79,848.